Common Stock Purchase Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Series A Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	748,704
Exercise price	$ 4.50
Series B Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	748,704
Exercise price	$ 5.25
Series C Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	810,001
Exercise price	$ 4.50
Series D Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	810,001
Exercise price	$ 5.25
Series A Private Placement [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	718,755
Series A Private Placement [Member] | Maximum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 5.25
Series A Private Placement [Member] | Minimum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 3.50
Series B Private Placement [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	561,601
Series B Private Placement [Member] | Maximum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 5.25
Series B Private Placement [Member] | Minimum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 3.75